Equity (Details)	3 Months Ended
Mar. 31, 2025 USD ($) shares
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $	$ 54,000,000.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized | shares	2,700,000
Treasury Stock, Common
Equity (Details) [Line Items]
Treasury Stock, Shares, Acquired | shares	(266,000)
Employee Stock Option [Member]
Equity (Details) [Line Items]
Weighted average period over which unrecognized compensation cost will be recognized	9 months 21 days
Unrecognized compensation cost (in Dollars) | $	$ 200,000
Restricted Stock Units (RSUs)
Equity (Details) [Line Items]
Weighted average period over which unrecognized compensation cost will be recognized	2 years 11 months 4 days